Property and Equipment, net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 12,272	$ 12,915
Less: accumulated depreciation and amortization		(7,887)	(6,151)
Property and equipment, net	$ 0	4,385	6,764
Sale lease-back asset		3,400
Finance lease, ROU assets		3,200	2,900
Sale leaseback transaction, accumulated depreciation		1,500	900
Finance lease, accumulated amortization		2,300	1,700
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		508	903
Lab equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		11,157	11,392
Office furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		267	267
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 340	340
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 13